CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 283,773,000	1,786,038,000	2,382,643,000
Restricted cash	32,718,000	205,926,000	21,552,000
Accounts receivable, net	14,614,000	91,980,000	43,274,000
Receivables from related parties	1,014,000	6,379,000	5,659,000
Consumables	6,840,000	43,049,000	25,459,000
Prepayments and other current assets	21,908,000	137,887,000	77,886,000
Deferred tax assets	11,987,000	75,446,000	42,613,000
Total current assets	372,854,000	2,346,705,000	2,599,086,000
Investment in a jointly controlled entity	1,319,000	8,301,000	0
Property and equipment, net	548,602,000	3,452,846,000	2,104,393,000
Goodwill	349,184,000	2,197,728,000	390,882,000
Intangible assets, net	186,602,000	1,174,452,000	42,393,000
Other assets	27,016,000	170,039,000	50,473,000
Non-current deferred tax assets	31,739,000	199,765,000	98,918,000
Total assets	1,517,316,000	9,549,836,000	5,286,145,000
Current liabilities:
Accounts payable	14,531,000	91,457,000	45,742,000
Payables to related parties	444,000	2,797,000	4,182,000
Short term loans	55,061,000	346,550,000	0
Finance lease liabilities	1,113,000	7,006,000	0
Salaries and welfare payable	28,286,000	178,032,000	141,839,000
Income tax payable	12,767,000	80,356,000	42,397,000
Other taxes payable	4,337,000	27,295,000	15,308,000
Deferred revenues	32,233,000	202,870,000	73,150,000
Convertible bonds	17,962,000	113,051,000	0
Other unpaid and accruals	24,547,000	154,498,000	96,840,000
Other payables	134,589,000	847,090,000	419,118,000
Deferred tax liability	6,087,000	38,313,000	0
Total current liabilities	331,957,000	2,089,315,000	838,576,000
Non-Current Liabilities:
Long term loans	185,206,000	1,165,666,000	0
Deferred rental	94,370,000	593,955,000	191,034,000
Deferred revenues	12,584,000	79,202,000	56,996,000
Finance lease liabilities	1,231,000	7,750,000	0
Deposits	10,085,000	63,472,000	33,454,000
Unfavorable lease liabilities	63,041,000	396,774,000	13,211,000
Convertible bonds	0	0	159,402,000
Financial liability	155,549,000	979,008,000	1,227,577,000
Deferred tax liabilities	46,828,000	294,728,000	11,552,000
Total liabilities	900,851,000	5,669,870,000	2,531,802,000
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 81,716,084 and 90,659,882 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	563,000	3,542,000	3,257,000
Additional paid-in capital	426,432,000	2,683,923,000	1,913,734,000
Statutory reserves	19,998,000	125,863,000	94,114,000
Retained earnings	167,142,000	1,051,976,000	732,194,000
Total Home Inns shareholders' equity	614,135,000	3,865,304,000	2,743,299,000
Noncontrolling interests	2,330,000	14,662,000	11,044,000
Total shareholders' equity	616,465,000	3,879,966,000	2,754,343,000
Total liabilities and shareholders' equity	$ 1,517,316,000	9,549,836,000	5,286,145,000